Fee and Commission Income	6 Months Ended
Sep. 30, 2021
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Fee and Commission Income
13	FEE AND COMMISSION INCOME
Fee and commission income for the six months ended September 30, 2021 and 2020 consisted of the following:

	For the six months ended September 30,
	2021	2020
	(In millions)
Loans	¥60,585	¥55,601
Credit card business	160,119	146,308
Guarantees	32,579	32,459
Securities-related business	84,673	75,761
Deposits	8,300	7,314
Remittances and transfers	72,036	67,867
Safe deposits	2,021	2,106
Trust fees	2,631	2,243
Investment trusts	93,860	71,930
Agency	4,574	3,973
Others	86,779	76,826

Total fee and commission income	¥608,157	¥542,388

Fee and commission income can be mainly disaggregated into credit card business, securities-related business, investment trusts, remittances and transfers and loans by types of services. Fees obtained through credit card business principally arise in the Retail Business Unit. Fees obtained through securities-related business principally arise in the Wholesale Business Unit, the Retail Business Unit and the Global Business Unit. Fees and commissions obtained through investment trusts principally arise in the Retail Business Unit and Head office account and others, which include the investment advisory and investment trust management businesses. Remittance and transfer fees principally arise in the Wholesale Business Unit, the Retail Business Unit and the Global Business Unit. Loan transaction fees principally arise in the Wholesale Business Unit and the
Global Business Unit.